SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details)	Jun. 21, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CHF (SFr)	Jun. 30, 2019 EUR (€)	Mar. 11, 2019 USD ($)	Jan. 17, 2019 USD ($)	Jan. 17, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,720,000,000						$ 9,871,000,000
Less current portion of long-term debt		(520,000,000)						(1,130,000,000)
Long-term debt, net of current portion (note 8)		10,723,000,000						9,316,000,000
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		0						0
Notional amount		5,500,000,000.0
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0						858,000,000
Notional amount | €				€ 750,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%	3.00%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 324,000,000						324,000,000
Notional amount		$ 500,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.13%	5.13%	5.13%
CHF 225 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 230,000,000						228,000,000
Notional amount | SFr			SFr 225,000,000
CHF 225 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%	2.50%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 681,000,000						685,000,000
Notional amount | €				€ 600,000,000
€600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.88%	2.88%	2.88%
1.0 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 624,000,000						623,000,000
Notional amount		$ 1,000,000,000.0
1.0 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.25%	5.25%	5.25%
1.5 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 754,000,000						754,000,000
Notional amount		$ 1,500,000,000.0
1.5 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%	5.50%	5.50%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 567,000,000						570,000,000
Notional amount | €				€ 500,000,000
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%	3.00%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 851,000,000						856,000,000
Notional amount | €				€ 750,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.13%	3.13%	3.13%
1.1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 656,000,000						656,000,000
Notional amount		$ 1,100,000,000.0
1.1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.25%	6.25%	6.25%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 565,000,000						568,000,000
Notional amount | €				€ 500,000,000
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.95%	0.95%	0.95%
€750 million unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.25%	2.25%
Borrowings		$ 848,000,000						0
Notional amount		$ 750,000,000				$ 854,000,000	€ 750,000,000
€750 million unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.25%	2.25%	2.25%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 498,000,000						497,000,000
Notional amount		$ 500,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.13%	6.13%	6.13%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.55%
Borrowings		$ 744,000,000						0
Notional amount		$ 750,000,000			$ 750,000,000
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.55%	4.55%	4.55%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 671,000,000						670,000,000
Notional amount		$ 1,500,000,000.0
1.5 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%	7.00%	7.00%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 428,000,000						428,000,000
Notional amount		$ 1,000,000,000.0
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.75%	6.75%	6.75%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 198,000,000						114,000,000
Other loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.25%	1.25%	1.25%
Other loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.46%	3.46%	3.46%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 382,000,000		€ 335,000,000				401,000,000
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.16%	1.16%	1.16%
7.0 billion Essar Acquisition Bridge Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0						1,000,000,000
Notional amount		$ 7,000,000,000.0
7.0 billion Essar Acquisition Bridge Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.31%	3.31%	3.31%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 699,000,000						639,000,000
Other loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%	0.00%	0.00%
Other loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.35%	4.35%	4.35%
EBRD facility
Disclosure of detailed information about borrowings [line items]
Borrowings, Draw-down	$ 125,000,000
Long term borrowings including current portion
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 10,065,000,000						10,091,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion (note 8)		9,545,000,000						8,961,000,000
Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt		(316,000,000)						(69,000,000)
Long-term debt, net of current portion (note 8)		1,178,000,000						355,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings		78,000,000						84,000,000
Americas | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 78,000,000						84,000,000
Americas | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%	2.50%
Americas | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.00%	10.00%	10.00%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 267,000,000						136,000,000
Europe, Asia & Africa | EBRD facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 175,000,000						50,000,000
Europe, Asia & Africa | EBRD facility | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.10%	4.10%	4.10%
Europe, Asia & Africa | EBRD facility | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.40%	4.40%	4.40%
Europe, Asia & Africa | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 92,000,000						$ 86,000,000
Europe, Asia & Africa | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%	0.00%	0.00%
Europe, Asia & Africa | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.76%	5.76%	5.76%
ArcelorMittal Kryvyi Rih | EBRD facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 175,000,000